Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2020
Trade Accounts Receivables and Other Current Assets
Trade Accounts Receivables and Other Current Assets

12) Trade Accounts Receivable and Other Current Assets

(a) Trade Accounts Receivable

Trade accounts receivable are presented net of provisions for expected credit loss. As of December 31, 2020 and 2019, there was no trade receivables and no provision for expected credit loss.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2020	2019
Refund of value added tax	$1,429	$1,429
Prepaid expenses	1,050	1,014
Other receivables	3,032	943
Total other current assets	$5,511	$3,386